CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets
Cash and cash equivalents	¥ 4,418,127	$ 693,301	¥ 2,632,174
Restricted cash	4,073,414	639,208	3,484,227
Short-term investments	1,204,901	189,075	1,970,958
Accounts receivable and contract assets, net of credit loss allowance for accounts receivable and contract assets of RMB188,725 and RMB250,696 as of December 31, 2020 and 2021, respectively	1,890,846	296,715	863,906
Quality assurance receivable, net of credit loss allowance for quality assurance receivable of RMB223,514 and RMB239,506 as of December 31, 2020 and 2021, respectively	931,798	146,219	1,121,554
Property, equipment and software, net	112,397	17,638	93,876
Right of use assets, net	49,138	7,711	54,968
Intangible assets	98,947	15,527	98,947
Goodwill	50,411	7,911	50,411
Loans receivable, net of credit loss allowance for loans receivable of RMB382,012 and RMB427,873 as of December 31, 2020 and 2021, respectively	1,982,276	311,062	2,354,882
Investments	971,117	152,389	950,515
Deferred tax assets	455,741	71,516	155,758
Prepaid expenses and other assets	1,899,438	298,063	1,050,009
Total assets	18,138,551	2,846,335	14,882,185
Liabilities and Shareholders' Equity:
Payable to platform customers (including payable to platform customers of the consolidated variable interest entity ("VIE") and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB103,453 and RMB81,150 as of December 31, 2020 and 2021, respectively)	81,150	12,734	103,453
Deferred guarantee income (including deferred guarantee income of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB1,259,396 and RMB1,089,503 as of December 31, 2020 and 2021, respectively)	1,089,503	170,967	1,259,396
Expected credit losses for quality assurance commitment (including expected credit losses for quality assurance commitment of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB2,390,501 and RMB3,188,561 as of December 31, 2020 and 2021, respectively)	3,188,561	500,355	2,390,501
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB132,955 and RMB146,697 as of December 31, 2020 and 2021, respectively)	252,918	39,688	220,989
Taxes payable (including taxes payable of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB53,552 and RMB57,237 as of December 31, 2020 and 2021, respectively)	200,648	31,486	154,398
Funds payable to investors of consolidated trusts (including funds payable to investors of consolidated trusts of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB1,661,841 and RMB1,795,640 as of December 31, 2020 and 2021 respectively)	1,795,640	281,775	1,661,841
Contract liabilities (including contract liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of nil and RMB6,826 as of December 31, 2020 and 2021, respectively)	8,436	1,324	3,447
Amounts due to related party (including amounts due to related party of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB1,984 and RMB2,265 as of December 31, 2020 and 2021, respectively)	2,265	355	1,984
Leasing liabilities (including leasing liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB42,775 and RMB33,184 as of December 31, 2020 and 2021, respectively)	33,356	5,234	43,296
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB67,217 and RMB45,656 as of December 31, 2020 and 2021, respectively)	137,632	21,597	103,548
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB472,446 and RMB598,570 as of December 31, 2020 and 2021, respectively)	638,832	100,247	509,002
Total liabilities	7,428,941	1,165,762	6,451,855
Commitments and contingencies
FinVolution Group shareholders' equity:
Additional paid-in capital	5,694,733	893,628	5,659,990
Treasury stock (144,906,570 and 116,279,765 shares as of December 31, 2020 and 2021, respectively)	(324,171)	(50,870)	(401,621)
Statutory reserves	610,403	95,786	458,058
Accumulated other comprehensive income	(16,769)	(2,630)	(5,142)
Retained earnings	4,690,951	736,113	2,651,918
Total FinVolution Group shareholders' equity	10,655,250	1,672,043	8,363,306
Non-controlling Interest	54,360	8,530	67,024
Total shareholders' equity	10,709,610	1,680,573	8,430,330
Total liabilities and shareholders' equity	18,138,551	2,846,335	14,882,185
Class A Ordinary Shares [Member]
FinVolution Group shareholders' equity:
Ordinary shares	64	10	64
Class B Ordinary Shares [Member]
FinVolution Group shareholders' equity:
Ordinary shares	¥ 39	$ 6	¥ 39